Expense Example, No Redemption - BrandywineGLOBAL - International Opportunities Bond Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 524
Expense Example, No Redemption, 3 Years	791
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	1,893
Class FI
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	737
Expense Example, No Redemption, 10 Years	1,666
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	321
Expense Example, No Redemption, 5 Years	582
Expense Example, No Redemption, 10 Years	1,331
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	286
Expense Example, No Redemption, 5 Years	523
Expense Example, No Redemption, 10 Years	1,204
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	482
Expense Example, No Redemption, 5 Years	860
Expense Example, No Redemption, 10 Years	1,922
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	671
Expense Example, No Redemption, 5 Years	1,190
Expense Example, No Redemption, 10 Years	$ 2,613